Repurchase of Shares (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Feb. 28, 2011 2011 Plan [Member]	Sep. 30, 2011 2011 Plan [Member] Month	Apr. 30, 2010 2010 Plan [Member] Month	Sep. 30, 2010 2010 Plan [Member]
Repurchase of Shares (Textuals) [Abstract]
Repurchase of outstanding ordinary shares	In February 2011, the Company’s board of directors adopted a share repurchase plan authorizing the repurchase of up to $1,000,000 of the Company’s outstanding ordinary shares over the following 24 months.		In April 2010, the Company’s board of directors authorized a share repurchase plan allowing the repurchase of up to $700,000 of its outstanding ordinary shares over the following 12 months.
Period of outstanding ordinary shares (in months)		24	12
Share Repurchase Program, Authorized Amount	$ 1,000,000		$ 700,000
Repurchase of shares, Shares		21,866		13,695
Average price at which ordinary shares are repurchased		$ 28.53		$ 28.41
Remaining authority to repurchase outstanding ordinary shares		$ 687,137